Finance Income (Expenses), Net - Schedule of Finance Income (Expenses), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Finance Income (Expenses), Net [Abstract]
Interest income on short-term deposits and other	$ 809	$ 1,770	$ 1,047
Bank fees and interest expenses	(9)	(13)	(12)
Changes in provision for royalties		94	37
Exchange rate differences		(188)	(25)
Changes in fair value of derivatives		56	(121)
Total financing income, net	$ 800	$ 1,719	$ 926